Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001119639
Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Registration File Number	333-261817
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES